N-4	Feb. 29, 2024
Prospectus:
Document Type	N-4
Entity Registrant Name	NATIONWIDE VARIABLE ACCOUNT 4
Entity Central Index Key	0000843075
Entity Investment Company Type	N-4
Document Period End Date	Feb. 29, 2024
Amendment Flag	false
JP Morgan Multi-Asset Choice New York
Prospectus:
Portfolio Companies [Table Text Block]	The Boards of Directors (the "Board") of American Century Variable Portfolios, Inc. and American Century Variable Portfolios II, Inc. (the "Board"), approved the merger of the following Target Funds (the "Target Fund") into the Lincoln Variable Insurance Products Trust (the "Acquiring Fund"). Subject to shareholder approval, the merger will be effective on or about April 26, 2024 (the "Effective Date").
Target Fund	Acquiring Fund
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class II
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I	Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I	Lincoln Variable Insurance Products Trust - LVIP American Century Ultra Fund: Standard Class II
As of the Effective Date, the following changes apply to the contract/policy:•the Target Fund will no longer be available to receive transfers or new purchase payments;•the Target Fund will transfer all or substantially all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund; and•the Acquiring Fund will assume all liabilities of the Target Fund.Accordingly, the following changes apply to the prospectus:(1) Appendix A is amended to add the following:
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of December 31, 2023)
			1 year	5 year	10 year
Fixed Income	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class II Investment Advisor: Lincoln Financial Investments Corporation Investment Sub-Advisor: American Century Investment Management, Inc.	0.52%	-12.88%	1.64%	0.93%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II Investment Advisor: Lincoln Financial Investments Corporation Investment Sub-Advisor: American Century Investment Management, Inc.	1.10%*	-24.75%	2.32%	4.95%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Ultra® Fund: Standard Class II Investment Advisor: Lincoln Financial Investments Corporation Investment Sub-Advisor: American Century Investment Management, Inc.	0.76%*	-32.38%	11.10%	14.12%
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.(2) All references in the prospectus to the Target Fund are deleted and replaced with the Acquiring Fund.
Portfolio Company Objective [Text Block]	Type
Temporary Fee Reductions, Current Expenses [Text Block]	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
JP Morgan Multi-Asset Choice New York | LincolnVariableInsuranceProductsTrustLVIPAmericanCenturyInflationProtectionFundStandardClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class II
Portfolio Company Adviser [Text Block]	Investment Advisor: Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	Investment Sub-Advisor: American Century Investment Management, Inc.
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	(12.88%)
Average Annual Total Returns, 5 Years [Percent]	1.64%
Average Annual Total Returns, 10 Years [Percent]	0.93%
JP Morgan Multi-Asset Choice New York | LincolnVariableInsuranceProductsTrustLVIPAmericanCenturyInternationalFundStandardClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II
Portfolio Company Adviser [Text Block]	Investment Advisor: Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	Investment Sub-Advisor: American Century Investment Management, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	(24.75%)
Average Annual Total Returns, 5 Years [Percent]	2.32%
Average Annual Total Returns, 10 Years [Percent]	4.95%
JP Morgan Multi-Asset Choice New York | LincolnVariableInsuranceProductsTrustLVIPAmericanCenturyUltraFundStandardClassIIMember
Prospectus:
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century Ultra® Fund: Standard Class II
Portfolio Company Adviser [Text Block]	Investment Advisor: Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	Investment Sub-Advisor: American Century Investment Management, Inc.
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	(32.38%)
Average Annual Total Returns, 5 Years [Percent]	11.10%
Average Annual Total Returns, 10 Years [Percent]	14.12%
JP Morgan Multi-Asset Choice
Prospectus:
Portfolio Companies [Table Text Block]	The Boards of Directors (the "Board") of American Century Variable Portfolios, Inc. and American Century Variable Portfolios II, Inc. (the "Board"), approved the merger of the following Target Funds (the "Target Fund") into the Lincoln Variable Insurance Products Trust (the "Acquiring Fund"). Subject to shareholder approval, the merger will be effective on or about April 26, 2024 (the "Effective Date").
Target Fund	Acquiring Fund
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class II
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I	Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I	Lincoln Variable Insurance Products Trust - LVIP American Century Ultra Fund: Standard Class II
As of the Effective Date, the following changes apply to the contract/policy:•the Target Fund will no longer be available to receive transfers or new purchase payments;•the Target Fund will transfer all or substantially all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund; and•the Acquiring Fund will assume all liabilities of the Target Fund.Accordingly, the following changes apply to the prospectus:(1) Appendix A is amended to add the following:
Type	Underlying Mutual Fund and Adviser/Subadviser	Current Expenses	Average Annual Total Returns (as of December 31, 2023)
			1 year	5 year	10 year
Fixed Income	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class II Investment Advisor: Lincoln Financial Investments Corporation Investment Sub-Advisor: American Century Investment Management, Inc.	0.52%	-12.88%	1.64%	0.93%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II Investment Advisor: Lincoln Financial Investments Corporation Investment Sub-Advisor: American Century Investment Management, Inc.	1.10%*	-24.75%	2.32%	4.95%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Ultra® Fund: Standard Class II Investment Advisor: Lincoln Financial Investments Corporation Investment Sub-Advisor: American Century Investment Management, Inc.	0.76%*	-32.38%	11.10%	14.12%
*This underlying mutual fund’s current expenses reflect a temporary fee reduction.(2) All references in the prospectus to the Target Fund are deleted and replaced with the Acquiring Fund.
Temporary Fee Reductions, Current Expenses [Text Block]	This underlying mutual fund’s current expenses reflect a temporary fee reduction.
JP Morgan Multi-Asset Choice | LincolnVariableInsuranceProductsTrustLVIPAmericanCenturyInflationProtectionFundStandardClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century Inflation Protection Fund: Standard Class II
Portfolio Company Adviser [Text Block]	Investment Advisor: Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	Investment Sub-Advisor: American Century Investment Management, Inc.
Current Expenses [Percent]	0.52%
Average Annual Total Returns, 1 Year [Percent]	12.88%
Average Annual Total Returns, 5 Years [Percent]	1.64%
Average Annual Total Returns, 10 Years [Percent]	0.93%
JP Morgan Multi-Asset Choice | LincolnVariableInsuranceProductsTrustLVIPAmericanCenturyInternationalFundStandardClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II
Portfolio Company Adviser [Text Block]	Investment Advisor: Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	Investment Sub-Advisor: American Century Investment Management, Inc.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	24.75%
Average Annual Total Returns, 5 Years [Percent]	2.32%
Average Annual Total Returns, 10 Years [Percent]	4.95%
JP Morgan Multi-Asset Choice | LincolnVariableInsuranceProductsTrustLVIPAmericanCenturyUltraFundStandardClassIIMember
Prospectus:
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century Ultra® Fund: Standard Class II
Portfolio Company Adviser [Text Block]	Investment Advisor: Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	Investment Sub-Advisor: American Century Investment Management, Inc.
Current Expenses [Percent]	0.76%
Average Annual Total Returns, 1 Year [Percent]	32.38%
Average Annual Total Returns, 5 Years [Percent]	11.10%
Average Annual Total Returns, 10 Years [Percent]	14.12%